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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8934

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                   ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


       (Name and address of agent for service)      With copies to:


               Theresa K. Kelety, Esq.           Philip H. Newman, Esq.
                 ING Investments, LLC             Goodwin Procter, LLP
       7337 E. Doubletree Ranch Road, Suite 100      Exchange Place
                 Scottsdale, AZ 85258               53 State Street
                                                    Boston, MA 02109


      Registrant's telephone number, including area code: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2011 - 06/30/2012
ING Strategic Allocation Portfolios, Inc.


=============== ING Strategic Allocation Conservative Portfolio ================


This fund had no proxy voting activity during the reporting period.




================== ING Strategic Allocation Growth Portfolio ===================


This fund had no proxy voting activity during the reporting period.




================= ING Strategic Allocation Moderate Portfolio ==================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 24, 2012